Drilling rigs, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2013
Drilling Rigs, Machinery And Equipment, Net [Abstract]
Drilling rigs, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$4,968,397	$(568,935)	$4,399,462
Additions	84,713	-	84,713
Depreciation	-	(107,728)	(107,728)
Balance June 30, 2013	$5,053,110	$(676,663)	$4,376,447